Note 30 - Contingent Liability - Estimates of Amounts of Possible Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Estimates of amounts of possible losses	R$ 72,055.5	R$ 60,520.0
Income tax and social contribution [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	37,867.4	31,757.3
Value added and excise taxes [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	23,891.4	19,805.5
PIS and COFINS tax contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	4,386.3	3,485.2
Labor contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	353.4	287.1
Civil proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	4,385.7	4,071.5
Other contingent liabilities [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	R$ 1,171.3	R$ 1,113.4